Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,034.1	$ 808.3
Accounts receivable, net of allowances of $79.7 in 2012, $83.9 in 2011	1,137.7	1,080.5
Inventories	1,310.3	1,274.4
Deferred taxes on income	174.5	181.6
Prepaid expenses and other current assets	153.8	148.7
Total current assets	3,810.4	3,493.5
Property, plant and equipment, net	678.6	615.9
Goodwill	1,824.0	1,717.1
Intangibles, net	1,256.7	1,156.5
Other assets	140.9	133.7
Total assets	7,710.6	7,116.7
Liabilities
Short-term debt and current portion of long-term debt	504.7	269.3
Accounts payable	615.4	557.5
Accrued salaries, wages and employee benefits	187.6	181.1
Taxes on income		22.3
Other current liabilities	421.0	433.5
Total current liabilities	1,728.7	1,463.7
Long-term debt	3,293.4	2,890.1
Deferred taxes on income	566.8	507.8
Other non-current liabilities	362.1	343.1
Total liabilities	5,951.0	5,204.7
Commitments and contingencies (see note 11)
Stockholders' equity:
Preferred stock ($0.01 par value, 5.0 shares authorized, no shares issued and outstanding at December 31, 2012 and 2011)
Common stock ($0.01 par value, 300 shares authorized at December 31, 2012 and December 31, 2011, 139.0 shares issued at December 31, 2012 and 2011)	1.4	1.4
Additional paid-in capital	1,535.7	1,424.1
Retained earnings	838.3	594.4
Accumulated other comprehensive income (loss)	(53.4)	(56.7)
Less: Treasury stock (21.7 and 2.7 shares, at cost, at December 31, 2012 and 2011, respectively)	(562.4)	(51.2)
Total stockholders' equity	1,759.6	1,912.0
Total liabilities and stockholders' equity	$ 7,710.6	$ 7,116.7